COMMERCIAL MORTGAGE LOANS (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of the breakdown of the commercial mortgage loan portfolio by property type

The following table includes a breakdown of the Company’s commercial mortgage loan portfolio by property type as of December 31:

	Percentage of
	Commercial
	Mortgage Loans
Type	2021	2020
Retail	30.3%	34.9%
Office buildings	13.8	15.1
Apartments	17.2	12.7
Warehouses	16.5	16.0
Senior housing	17.0	16.2
Other	5.2	5.1
	100.0%	100.0%

Schedule of mortgage loans by location of properties

The following states represent the primary locations of the Company’s commercial mortgage loans as of December 31:

Percentage of Commercial Mortgage Loans
State	2021	State	2020
California	10.1%	California	11.3%
Texas	7.3	Texas	7.3
Florida	7.2	Alabama	6.7
Alabama	6.3	Florida	6.2
North Carolina	5.6	Georgia	5.3
Ohio	4.6	North Carolina	4.9
Michigan	4.6	Ohio	4.7
Georgia	4.2	Michigan	4.4
Utah	4.0	Utah	4.2
Tennessee	3.5	Tennessee	3.5
	57.4%		58.5%

Schedule of commercial mortgage loans receivable by origination year

As of December 31, 2021 and 2020, the amortized cost basis of the Company’s commercial mortgage loan receivables by origination year, net of the allowance, for credit losses is as follows:

	Term Loans Amortized Cost Basis by Origination Year
	2021	2020	2019	2018	2017	Prior	Total

	(Dollars In Millions)
As of December 31, 2021
Commercial mortgage loans:
Performing	$2,063	$1,439	$2,034	$1,404	$1,224	$2,802	$10,966
Non-performing	—	—	—	—	—	—	—
Amortized cost	$2,063	$1,439	$2,034	$1,404	$1,224	$2,802	$10,966
Allowance for credit losses	(12)	(10)	(21)	(18)	(12)	(30)	(103)
Total commercial mortgage loans	$2,051	$1,429	$2,013	$1,386	$1,212	$2,772	$10,863

	Term Loans Amortized Cost Basis by Origination Year
	2020	2019	2018	2017	2016	Prior	Total

	(Dollars In Millions)
As of December 31, 2020
Commercial mortgage loans:
Performing	$1,463	$2,442	$1,577	$1,344	$943	$2,458	$10,227
Non-performing	—	—	—	—	—	1	1
Amortized cost	$1,463	$2,442	$1,577	$1,344	$943	$2,459	$10,228
Allowance for credit losses	(21)	(46)	(55)	(37)	(25)	(38)	(222)
Total commercial mortgage loans	$1,442	$2,396	$1,522	$1,307	$918	$2,421	$10,006

The following tables provide a comparative view of the key credit quality indicators of the loan-to-value and debt service coverage ratio ("DSCR") as of December 31, 2021 and 2020:

	As of December 31, 2021			As of December 31, 2020
	Amortized			Amortized
	Cost	% of Total	DSCR(2)	Cost	% of Total	DSCR(2)

	(Dollars In Millions)
Loan-to-value(1) Greater than 75%	$285	3%	1.32	$399	4%	1.29
50% - 75%	7,241	66%	1.59	6,557	64%	1.61
Less than 50%	3,440	31%	2.04	3,272	32%	2.01
Total commercial mortgage loans	$10,966	100%		$10,228	100%
(1)	The loan-to-value ratio compares the current unpaid principal of the loan to the estimated fair value of the underlying property collateralizing the loan. Our weighted average loan-to-value ratio was 54% at both December 31, 2021 and December 31, 2020.
(2)	The debt service coverage ratio compares a property’s net operating income to its debt service payments, including principal and interest. Our weighted average debt service coverage ratio for December 31, 2021 and December 31, 2020 was 1.72x and 1.72x, respectively.

Schedule of changes in the allowance for mortgage loan credit losses

The following provides a summary of the rollforward of the allowance for credit losses for funded commercial mortgage loans and unfunded commercial mortgage loan commitments for the periods included.

	For The	For The
	Year Ended	Year Ended
	December 31, 2021	December 31, 2020

	(Dollars In Millions)
Allowance for Funded Commercial Mortgage Loan Credit Losses
Beginning balance	$222	$5
Cumulative effect adjustment	—	80
Charge offs	—	—
Recoveries	(7)	(3)
Provision	(112)	140
Ending balance	$103	$222
Allowance for Unfunded Commercial Mortgage Loan Commitments Credit Losses
Beginning balance	$22	$—
Cumulative effect adjustment	—	10
Charge offs	—	—
Recoveries	—	—
Provision	(17)	12
Ending balance	$5	$22